Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Summary of Trade Payables and Other Current Liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Trade payables	263,308	231,020
Payables to social security institutions	9,512	8,512
Payables to personnel	41,014	33,831
VAT payables	321	485
Other tax payables	6,945	6,147
Deferred income and prepayments	13,134	11,502
Allowance for future expected customer returns	5,887	5,889
Other	1,591	424
Total trade payables and other current liabilities	341,712	297,810

Summary of Financial Liabilities That Are Part of Supplier Finance Arrangements

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Carrying amount of trade payables that are part of a supplier finance arrangement	16,722	18,029
Of which suppliers have received payment	10,261	12,770